Average Annual Total Returns{- Fidelity Inflation-Protected Bond Index Fund} - 12.31 Fidelity Inflation-Protected Bond Index Fund PRO-08 - Fidelity Inflation-Protected Bond Index Fund	Fidelity Inflation-Protected Bond Index Fund Return Before Taxes Past 1 year	Fidelity Inflation-Protected Bond Index Fund Return Before Taxes Past 5 years	Fidelity Inflation-Protected Bond Index Fund Return Before Taxes Since Inception		Fidelity Inflation-Protected Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Inflation-Protected Bond Index Fund After Taxes on Distributions Past 5 years	Fidelity Inflation-Protected Bond Index Fund After Taxes on Distributions Since Inception		Fidelity Inflation-Protected Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Inflation-Protected Bond Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Inflation-Protected Bond Index Fund After Taxes on Distributions and Sales Since Inception		LB124 Past 1 year	LB124 Past 5 years	LB124 Since Inception
Total	10.90%	5.05%	2.44%	[1]	10.34%	4.35%	1.92%	[1]	6.45%	3.60%	1.65%	[1]	10.99%	5.08%	2.50%	[1]

[1]	(a)From May 16, 2012